Note 11 - Income Taxes (Details Textual) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%
Deferred Tax Assets, Valuation Allowance		$ 20,808	$ 8,356
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount		12,500
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Amount		0
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities		935	(0)
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued, Total		200	1,300
Unrecognized Tax Benefits that Would Impact Effective Tax Rate		0	$ 0
State and Local Jurisdiction [Member]
Operating Loss Carryforwards		$ 14,600
Open Tax Year	2022	2018 2019 2020 2021
Foreign Tax Authority [Member]
Operating Loss Carryforwards		$ 54,500
Tax Credit Carryforward, Amount		$ 300
Tax Credit Carryforward, Expiration Date		Dec. 31, 2023
Open Tax Year	2012 2013 2014 2015 2016 2017 2018 2019 2020 2021 2022	2012 2013 2014 2015 2016 2017 2018 2019 2020 2021
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Open Tax Year	2019	2018 2019 2020 2021